Fair Value Measurements (Details) - Schedule of Compound Option Terms - Conversion Option Liability [Member]	Jun. 30, 2022 shares	May 25, 2022 shares
Strike Price Debt Conversion [Member]
Fair Value Disclosures [Line Items]
Embedded Derivative Liability, Measurement Input	1	1
Strike price warrants [Member]
Fair Value Disclosures [Line Items]
Embedded Derivative Liability, Measurement Input	11.5	11.5
Term Debt Conversion [Member]
Fair Value Disclosures [Line Items]
Embedded Derivative Liability, Measurement Input	0.22	0.32
Term Warrant Conversion [Member]
Fair Value Disclosures [Line Items]
Embedded Derivative Liability, Measurement Input	5.22	5.32
Probability of Consummation of a Business Combination [Member]
Fair Value Disclosures [Line Items]
Embedded Derivative Liability, Measurement Input	90	90
Probability of consummation of a Business Combination – Target Date 8/31/2022 [Member]
Fair Value Disclosures [Line Items]
Embedded Derivative Liability, Measurement Input	90	90
Probability of consummation of a Business Combination – Target Date 2/28/2023 [Member]
Fair Value Disclosures [Line Items]
Embedded Derivative Liability, Measurement Input	10	10